Summary of Significant Accounting Policies - Long Lived Assets (Details) $ in Thousands	3 Months Ended						12 Months Ended
	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) unit	Jun. 30, 2021 USD ($) unit	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) facility	Sep. 30, 2020 USD ($) facility	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consolidated gain on disposal/write-down of property, plant and equipment, net	$ 705			$ 4,451			$ 172,041	$ 363,537	$ 63,824
Sale and sale-leaseback transactions							164,000	342,100	67,800
Gain on equity investment	$ 35,821			$ 0
(Gain) Loss on disposal/write-down of property, plant and equipment, net									36,000
Intangible impairments							$ 0	23,000	0
5 Facilities In The United States
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale and sale-leaseback transactions			$ 127,400
Number of facilities | unit			5
9 Facilities In The United States
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale and sale-leaseback transactions		$ 36,600
Number of facilities | unit		9
14 Facilities In The United States
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale and sale-leaseback transactions					$ 265,600
Number of facilities | facility					14
2 Facilities In The Unites States
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale and sale-leaseback transactions						$ 76,400
Number of facilities | facility						2
Iron Mountain Iron Cloud
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consolidated gain on disposal/write-down of property, plant and equipment, net									25,000
Intangible impairments									$ 15,700
Frankfurt JV
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on equity investment								$ 24,100